Notes payable	12 Months Ended
Sep. 30, 2014
Notes Payable Disclosure [Abstract]
Notes Payable Disclosure [Text Block]

Note 10 – Notes payable

Notes payable and accrued interest consisted of the following:

	September 30, 2014	September 30, 2013
Convertible debentures	$502,500	$70,774
Note payable	-	100,000
Accrued interest	10,364	2,978
Debt discount	(48,385)	(37,908)
Total	$464,479	$135,844

Settlement or Reduction of Notes Payable and Accounts Payable

In October 2013, we issued a convertible promissory note to an investor in the amount of $20,000 for net proceeds of $19,000. The note bore interest at a rate of 6% per annum and had a maturity date of September 30, 2014. The Company recorded beneficial conversion feature in the amount of $14,965 for this note, which has been amortized to interest expense in the year ended September 30, 2014. In April 2014, the note holder converted the $20,000 note in full into 1,504,139 shares of common stock.

During the year ended September 30, 2014, one of our convertible note holders converted the remaining balance of $38,274 plus interest into 14,068,600 share of common stock. The Company amortized the remaining beneficial conversion feature in the amount of $23,427 to interest expense in our consolidated statement of operations for the year ended September 30, 2014.

In October 2013 we received $100,000 under two security purchase agreements together with two 18% senior debentures. The debentures were to be paid back if the Company raises in excess of $265,000 in debt or equity financing.  The debentures carried a minimum interest amount equal to $2,250 each. In December 2013 the Company paid $52,250 to each of the holders in full payment of the notes and also issued 1,978,143 shares of common stock each per the agreement. We recorded $37,980 to finance charges for this stock issuance in our consolidated statement of operations for the year ended September 30, 2014.

In December 2013 we exercised the Company’s right to prepay a convertible note of $32,500. The note bore interest at a rate of 8% per annum and included a prepayment penalty of 50%.The Company recorded $16,250 in prepayment penalties to finance charges in our consolidated statement of operations for the year ended September 30, 2014, and amortized the remaining beneficial conversion feature of $14,481 to interest expense in our consolidated statement of operations for the year ended September 30, 2014. The note has been returned “paid-in-full”.

In March 2014 the Company and one of its note holders agreed to convert a $100,000 note plus interest of $5,742 dated July 1, 2013, into 17,000,000 shares of common shares with a fair value of $510,000. We recorded $404,258 to loss on debt conversion in our consolidated statement of operations for the year ended September 30, 2014 for this conversion.

Issuance of Convertible Promissory Notes

On May 7, 2014 we received an initial payment on a May 5, 2014 Securities Purchase Agreement with Inter-Mountain Capital Corporation LLC (“Inter-Mountain”), for the sale of a 5% Secured Convertible Promissory Note (“the Note”) in the principal amount of $832,500, which includes legal expenses in the amount of $7,500 and a $75,000 original issue discount, for net proceeds of $750,000, consisting of $450,000 paid in cash at closing and two secured promissory notes payable to the Company, aggregating $300,000, bearing interest at the rate of 5% per annum.  The security for the Note is solely the two secured promissory notes payable to Inter-Mountain.  These two secured promissory notes payable to the Company may be prepaid, without penalty, all or portion of the outstanding balance along with accrued but unpaid interest at any time prior to maturity. We are carrying the net value of these notes on our consolidated balance sheet at September 30, 2014, in the amount of $502,500. The Company has no obligation to pay Inter-Mountain any amounts on the unfunded portion of the Note.  The Note bears interest at the rate of 5% per annum.  All interest and principal must be repaid on or prior to October 7, 2015. However, the payment terms of the Note causes full repayment of the current net amount in less than 12 months and therefore is classified as a current liability. The Note is convertible into common stock at the price of $0.05 per share.  The Company has the option to prepay the Note at the rate of 125%. The Company recorded beneficial conversion feature in the amount of $76,706 of which $28,321 has been expensed to interest expense in our consolidated statement of operations during the year ended September 30, 2014.